Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2022
Lessee, Operating Lease, Option to Extend	ten years
Operating lease right-of-use asset	$ 703,524	$ 625,355	$ 859,861	$ 1,016,198
Operating lease liability	$ 874,834	$ 794,493	$ 1,007,993
Minimum [Member]
Lease term	1 year
Maximum [Member]
Lease term	7 years